COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Lease term	36 months
Number of leased cars maintained | item	30
Future minimum rental payments, operating leases:
2017	$ 847
2018	715
2019	715
2020	715
Total	2,992
Sublease expenses	27
Rental, lease, and maintenance expenses	$ 1,023	$ 801	$ 883
Expiry Lease	Dec. 31, 2022
Premises [Member]
Future minimum rental payments, operating leases:
2017	$ 782
2018	715
2019	715
2020	715
Total	2,927
Motor vehicles [Member]
Future minimum rental payments, operating leases:
2017	65
2018
2019
2020
Total	$ 65